Leases - Lessee: Amounts of Lease Liabilities Due in Each of Next Five Years and Thereafter (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Operating And Finance Lease Payments Due [Abstract]
Finance leases, 2027	¥ 735
Finance leases, 2028	641
Finance leases, 2029	565
Finance leases, 2030	339
Finance leases, 2031	260
Thereafter	1,384
Total lease payments	3,924
Less imputed interest	(524)
Total lease liabilities	3,400
Operating leases, 2027	56,037
Operating leases, 2028	40,032
Operating leases, 2029	32,508
Operating leases, 2030	28,052
Operating leases, 2031	24,266
Thereafter	123,813
Total lease payments	304,708
Less imputed interest	(36,422)
Total lease liabilities	¥ 268,286	¥ 251,860
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total Liabilities